Notes Payable	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Notes Payable	Notes Payable
In May 2018, the Plan entered into 10-year term loan agreements with the Company and participating subsidiary companies for aggregate borrowings of $50,000,000 ($750,000 from the Company and $49,250,000 from the participating subsidiary companies). The proceeds of the loans were used to purchase 2,383,625 shares of Old Republic common stock. The loans bear a 5.00% interest rate.

In March 2020, the Plan entered into 10-year term loan agreements with the Company and participating subsidiary companies for aggregate borrowings of $50,000,000 ($750,000 from the Company and $49,250,000 from the participating subsidiary companies). The proceeds of the loans were used to purchase 3,337,000 shares of Old Republic common stock. The loans bear a 3.00% interest rate.

Interest on the loans is payable quarterly with any remaining accrued interest due and payable on maturity of the loan. Principal on the loans is payable in accordance with the following maturity schedule.

At December 31, 2025 and 2024, loans due to the Company and participating subsidiary companies aggregated $50,605,000 and $64,605,000, respectively.

Maturities of the Plan’s loans are as follows:

		2018 Term Loans		2020 Term Loans
			Participating		Participating
			Subsidiary		Subsidiary
	Total	Company	Companies	Company	Companies

2026	$12,250,000	$135,000	$8,865,000	$48,750	$3,201,250
2027	12,700,000	138,000	9,062,000	52,500	3,447,500
2028	9,568,000	88,000	5,730,000	56,250	3,693,750
2029	13,500,000	—	—	202,500	13,297,500
2030	2,587,000	—	—	38,500	2,548,500
Total	$50,605,000	$361,000	$23,657,000	$398,500	$26,188,500
The fair value of the Plan’s notes payable approximates their carrying value. The estimated fair value is based on an internally-generated interest yield market matrix table, which incorporates maturity, coupon rate, credit quality, structure, and current market conditions. All notes payable are classified within Level 3 of the fair value hierarchy as defined in Note 3.